Inventories - Schedule of Inventory (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventory [Line Items]
Raw materials	$ 2,233,878	$ 1,497,547
Goods in transit	2,178,475	34,081
Work in progress	64,902	65,634
Goods shipped	1,182,174	386,637
Finished goods	2,068,461	1,774,027
Inventories gross	7,727,890	3,757,926
Less: provision of stock obsolescence	(298,597)	(330,065)
Total	$ 7,429,293	$ 3,427,861